Consolidated Statements of Net Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Consolidated Statements of Net Loss and Comprehensive Loss
Revenue	$ 4,942,626	$ 1,504,328	$ 1,234,450
Cost of sales	(3,204,578)	(1,017,826)	(1,425,828)
Gross profit (loss)	1,738,048	486,502	(191,378)
Operating expenses
General and administrative	5,225,997	4,836,815	6,165,297
Selling and marketing	2,037,088	1,525,228	2,892,679
Research and development, net	2,367,995	2,354,160	1,529,572
Share-based compensation	113,692	291,761	373,554
Depreciation and amortization	1,073,727	1,277,911	952,508
Total operating expenses	10,818,499	10,285,875	11,913,610
Operating loss	(9,080,451)	(9,799,373)	(12,104,988)
Other income (expenses)
Share issuance costs	(1,807,686)	(541,566)	(1,985,074)
Net finance costs	(173,375)	(196,323)	(668,034)
Foreign exchange gain (loss)	114,347	59,191	(98,275)
Impairment of right-of-use assets	(88,596)
Gain/loss on disposals	6,809	(7,256)	(291,181)
Change in fair value of warrant liabilities	1,402,258	3,047,568	5,841,192
Total other income (expenses), net	(546,243)	2,361,614	2,798,628
Loss before income taxes	(9,626,694)	(7,437,759)	(9,306,360)
Net loss	(9,626,694)	(7,437,759)	(9,306,360)
Other comprehensive income (loss):
Foreign currency translation differences	(46,557)	1,143	61,755
Total comprehensive loss	$ (9,673,251)	$ (7,436,616)	$ (9,244,605)
Net loss per share
Net loss per share, Basic (in Dollars per share)	$ (15.78)	$ (188.86)	$ (478.85)
Net loss per share, Diluted (in Dollars per share)	$ (15.78)	$ (188.86)	$ (478.85)
Weighted average number of shares outstanding
Weighted average number of shares outstanding, Basic (in Shares)	610,169	39,382	19,435
Weighted average number of shares outstanding, Diluted (in Shares)	610,169	39,382	19,435